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                               Supplement to the
                    Schwab MarketMasters Funds(R) Prospectus
                       Schwab U.S. MarketMasters Fund TM
                       Prospectus dated February 28, 2004
                            As amended June 1, 2004

The U.S. MarketMasters Fund Select Shares ticker symbol on page 2 of the prospectus is replaced with the following: SWMGX.

REG27660